Statements of Operations - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Statements of Operations
Revenue	$ 2,718,534			$ 2,250,147			$ 8,586,217	$ 5,466,375	$ 8,184,106	$ 4,298,350
Operating expenses:
Cost of revenue	913,833			903,862			4,026,680	2,032,111	3,585,477	2,127,900
Technology	543,581			413,381			1,315,331	1,131,695	1,426,473	993,329
Sales and marketing	513,107			506,641			1,690,085	1,305,897	1,775,347	1,413,059
Supply development	171,595			133,007			383,864	395,200	495,967	792,778
Fulfillment	399,145			241,785			955,516	642,140	853,450	914,633
General and administrative	1,636,346			774,550			4,144,989	1,431,262	2,453,772	1,936,740
Total operating expenses	4,177,607			2,973,226			12,516,465	6,938,305	10,590,486	8,178,439
Loss from operations	(1,459,073)			(723,079)			(3,930,248)	(1,471,930)	(2,406,380)	(3,880,089)
Other income (expense), net
Interest expense	(75,922)			(469,477)			(2,062,548)	(1,517,697)	(2,096,795)	(1,724,450)
Change in fair value of derivative liability				(54,000)			(271,000)	(76,000)	(159,000)	551,000
Change in fair value of derivative liability on bridge notes and bridge notes, related parties							1,582,700
Gain (loss) on extinguishment of bridge notes and bridge notes, related parties							(2,740,425)
Loss on extinguishment of convertible notes and convertible notes, related parties							(260,185)
Gain on extinguishment of note payable							788,156
Other income									9,654	168,859
Other expense, net	(21,687)						(21,756)	6,691
Interest income									437	630
Interest income	3,659			87			3,878	396
Other expense, net	(93,950)			(523,390)			(2,981,180)	(1,586,610)	(2,245,704)	(1,003,961)
Net loss before benefit from income taxes	(1,553,023)			(1,246,469)			(6,911,428)	(3,058,540)	(4,652,084)	(4,884,050)
Benefit from income taxes									0	157,000
Net loss	$ (1,553,023)	$ (1,394,914)	$ (3,963,491)	$ (1,246,469)	$ (174,092)	$ (1,637,979)	$ (6,911,428)	$ (3,058,540)	$ (4,652,084)	$ (4,727,050)
Net loss per share
Basic and diluted (in dollar per share)	$ (0.22)			$ (1.33)			$ (2.17)	$ (3.27)	$ (4.97)	$ (5.05)
Weighted average common shares outstanding
Basic and diluted (in shares)	6,960,330			936,213			3,190,060	936,213	936,213	936,096